Share-based Compensation - General (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item shares	Dec. 31, 2019 CNY (¥) item shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based Compensation
Share-based compensation expenses	$ 2,403	¥ 16,732	¥ 27,886	¥ 35,069
Unrecognized compensation cost | ¥		¥ 42,707
Period of recognition of compensation cost	2 years 1 month 17 days	2 years 1 month 17 days
Class A ordinary shares
Share-based Compensation
Shares reserved for future issuance (as a percent)	1.50%	1.50%
Class A ordinary shares | Pre-IPO Plans
Share-based Compensation
Shares authorized to grant (in shares)		36,229,922
Class A ordinary shares | 2016 Plan
Share-based Compensation
Shares authorized to grant (in shares)		4,600,000
Number of shares available after consideration and other changes	14,088,265	14,088,265
Employee stock option
Share-based Compensation
Contractual term (in years)	10 years	10 years
Employee stock option | Minimum
Share-based Compensation
Continuous service period (in years)	3 years	3 years
Employee stock option | Maximum
Share-based Compensation
Contractual term (in years)	10 years	10 years
Continuous service period (in years)	4 years	4 years
Employee stock option | Pre-IPO Plans
Share-based Compensation
Number of vesting schedules | item	3	3
Employee stock option | Pre-IPO Plans | Minimum
Share-based Compensation
Continuous service period (in years)	3 years	3 years
Employee stock option | Pre-IPO Plans | Maximum
Share-based Compensation
Continuous service period (in years)	4 years	4 years
Employee stock option | Schedule A | Pre-IPO Plans | Vesting second anniversary
Share-based Compensation
Vesting percentage (as a percent)	50.00%	50.00%
Vesting period	2 years	2 years
Employee stock option | Schedule A | Pre-IPO Plans | Vesting in third anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%	25.00%
Vesting period	3 years	3 years
Employee stock option | Schedule A | Pre-IPO Plans | Vesting in fourth anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%	25.00%
Vesting period	4 years	4 years
Employee stock option | Schedule B | Pre-IPO Plans
Share-based Compensation
Vesting period	4 years	4 years
Vesting at each anniversary (as a percent)	25.00%	25.00%
Employee stock option | Schedule C | Pre-IPO Plans
Share-based Compensation
Vesting period	3 years	3 years
Vesting at each anniversary (as a percent)	33.00%	33.00%
RSUs | 2016 Plan
Share-based Compensation
Continuous service period (in years)	6 months	6 months
Number of vesting schedules | item	4	4
RSUs | 2016 Plan | Minimum
Share-based Compensation
Continuous service period (in years)	2 years	2 years
RSUs | 2016 Plan | Maximum
Share-based Compensation
Continuous service period (in years)	4 years	4 years
RSUs | Schedule D | 2016 Plan | Vesting second anniversary
Share-based Compensation
Vesting percentage (as a percent)	50.00%	50.00%
Vesting period	2 years	2 years
RSUs | Schedule D | 2016 Plan | Vesting in third anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%	25.00%
Vesting period	3 years	3 years
RSUs | Schedule D | 2016 Plan | Vesting in fourth anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%	25.00%
Vesting period	4 years	4 years
RSUs | Schedule E | 2016 Plan
Share-based Compensation
Vesting period	2 years	2 years
Vesting each quarter (as a percent)	12.50%	12.50%
RSUs | Schedule F | 2016 Plan
Share-based Compensation
Vesting period	4 years	4 years
Vesting at each anniversary (as a percent)	25.00%	25.00%
RSUs | Schedule G | 2016 Plan
Share-based Compensation
Vesting period	2 years	2 years
Vesting at each anniversary (as a percent)	50.00%	50.00%
RSUs | Schedule H | 2016 Plan
Share-based Compensation
Vesting period	6 months	6 months
Vesting at each anniversary (as a percent)	100.00%	100.00%